SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Major Customer Concentration (Details) - Sales [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	7.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%